Note 7 Impaired loans and advances at amortized cost covered by collateral (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 201,433	€ 189,602	€ 166,013
Maximum exposure to credit risk [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	14,213	14,446	13,493
Of which secured by collateral [Member] | Residential property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	2,889	3,167	2,537
Of which secured by collateral [Member] | Commercial property [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	573	771	849
Of which secured by collateral [Member] | Cash as collateral [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	8	5	3
Of which secured by collateral [Member] | Other [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	91	91	52
Of which secured by collateral [Member] | Financial [Member]
Impaired financial assets at amortised cost [Line Items]
Impaired financial assets at amortised cost	€ 1,153	€ 1,226	€ 984